Discontinued Operations (Details 1) (Segment, Discontinued Operations [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Segment, Discontinued Operations [Member]
Pre Tax Gains And Losses For Energy Commodity Derivatives Designated As Cash Flow Hedges [Abstract]
Net gain (loss) recognized in other comprehensive income (loss) (effective portion)	$ 413
Net gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	332
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net Abstract
Gain (loss) recognized in income	$ 30